Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of the following table summarizes our revenue
	2021	2020
Subscription revenue:
Multi-year subscription term-based licenses	$13,379	$6,636
1-year subscription term-based licenses	8,568	4,984
Total subscription term-based licenses	21,947	11,620
Subscription SaaS	10,526	9,173
Support and maintenance	4,140	3,352
Total subscription revenue	36,613	24,145
Perpetual licenses	2,055	2,770
Services and other	6,643	6,814
Total	$45,311	$33,729

Schedule of revenue by main geography in which we operate based on the billing address of customers
	2021	2020
Revenues by country(a):
United States	$22,579	$15,972
Colombia	6,730	3,513
Ecuador	3,316	3,770
Other	12,686	10,474
Total	$45,311	$33,729
Revenues by main geography:
US&C	$24,736	$17,098
LATAM	15,161	12,069
EMEA	2,910	2,825
APAC	2,504	1,737
Total	$45,311	$33,729

(a)        Only the United States, Colombia and Ecuador represented 10% or more of our total revenue in either period presented.

Schedule of the deferred contract acquisition costs
	2021	2020
Beginning balance	$8,856	$5,607
Capitalization of contract acquisition costs	6,193	4,927
Amortization of deferred contract acquisition costs	(3,220)	(1,790)
Impacts of foreign currency translation	384	112
Ending balance	$12,213	$8,856

Deferred contract acquisition costs, current	$3,464	$3,065
Deferred contract acquisition costs, noncurrent	$8,749	$5,791